Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GUIDESTONE FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE TARGET DATE FUNDS
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Target Date Funds (the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund) (collectively, the “TDFs”) will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the fifth bullet point is deleted in its entirety and replaced with the following:
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”), commodities and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the 11th bullet point is deleted in its entirety, and the seventh through 10th bullet points are deleted in their entirety and replaced with the following:
•
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
•
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
•
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the TDFs, beginning on pages 6, 14, 22, 30 and 38, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
II.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES FOR THE CONSERVATIVE ALLOCATION FUND, BALANCED ALLOCATION FUND
AND GROWTH ALLOCATION FUND
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the sixth bullet point is deleted in its entirety, and the lead in sentence to the asset allocation target tables for the second bullet point and the third through fifth bullet points are deleted in their entirety and replaced with the following:
•
The Adviser uses the following potential ranges allocating the Fund’s assets among the Select Funds.
•
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk and Fixed Income Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
III.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE AGGRESSIVE ALLOCATION FUND
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Aggressive Allocation Fund will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Aggressive Allocation Fund, on page 65, the sixth bullet point is deleted in its entirety, and the lead in sentence to the asset allocation targets table for the second bullet point and the third through fifth bullet points are deleted in their entirety and replaced with the following:
•
The Adviser uses the following potential ranges allocating the Fund’s assets among the Select Funds.
•
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles); and
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and short-term investments such as money market instruments).
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the Aggressive Allocation Fund, beginning on page 65, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk and Equity Risk. Descriptions of these and other principal investment risks of investing in the Fund are provide below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

MyDestination 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE TARGET DATE FUNDS
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Target Date Funds (the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund) (collectively, the “TDFs”) will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the fifth bullet point is deleted in its entirety and replaced with the following:
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”), commodities and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the 11th bullet point is deleted in its entirety, and the seventh through 10th bullet points are deleted in their entirety and replaced with the following:
•
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
•
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
•
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the TDFs, beginning on pages 6, 14, 22, 30 and 38, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

MyDestination 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE TARGET DATE FUNDS
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Target Date Funds (the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund) (collectively, the “TDFs”) will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the fifth bullet point is deleted in its entirety and replaced with the following:
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”), commodities and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the 11th bullet point is deleted in its entirety, and the seventh through 10th bullet points are deleted in their entirety and replaced with the following:
•
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
•
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
•
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the TDFs, beginning on pages 6, 14, 22, 30 and 38, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

MyDestination 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE TARGET DATE FUNDS
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Target Date Funds (the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund) (collectively, the “TDFs”) will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the fifth bullet point is deleted in its entirety and replaced with the following:
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”), commodities and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the 11th bullet point is deleted in its entirety, and the seventh through 10th bullet points are deleted in their entirety and replaced with the following:
•
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
•
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
•
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the TDFs, beginning on pages 6, 14, 22, 30 and 38, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

MyDestination 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE TARGET DATE FUNDS
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Target Date Funds (the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund) (collectively, the “TDFs”) will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the fifth bullet point is deleted in its entirety and replaced with the following:
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”), commodities and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the 11th bullet point is deleted in its entirety, and the seventh through 10th bullet points are deleted in their entirety and replaced with the following:
•
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
•
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
•
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the TDFs, beginning on pages 6, 14, 22, 30 and 38, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

MyDestination 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE TARGET DATE FUNDS
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Target Date Funds (the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund) (collectively, the “TDFs”) will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the fifth bullet point is deleted in its entirety and replaced with the following:
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”), commodities and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
Under the heading “Principal Investment Strategies” for the TDFs, beginning on pages 5, 13, 21, 29 and 37, the 11th bullet point is deleted in its entirety, and the seventh through 10th bullet points are deleted in their entirety and replaced with the following:
•
As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.
•
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the underlying Select Funds, as well as its outlook for the economy and financial markets.
•
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds without shareholder approval.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the TDFs, beginning on pages 6, 14, 22, 30 and 38, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Index Strategy Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. Shareholders should consider that no Target Date Fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through retirement. The adequacy of an investor's account at or after the Target Date will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held and the Fund's return over time. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES FOR THE CONSERVATIVE ALLOCATION FUND, BALANCED ALLOCATION FUND
AND GROWTH ALLOCATION FUND
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the sixth bullet point is deleted in its entirety, and the lead in sentence to the asset allocation target tables for the second bullet point and the third through fifth bullet points are deleted in their entirety and replaced with the following:
•
The Adviser uses the following potential ranges allocating the Fund’s assets among the Select Funds.
•
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk and Fixed Income Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES FOR THE CONSERVATIVE ALLOCATION FUND, BALANCED ALLOCATION FUND
AND GROWTH ALLOCATION FUND
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the sixth bullet point is deleted in its entirety, and the lead in sentence to the asset allocation target tables for the second bullet point and the third through fifth bullet points are deleted in their entirety and replaced with the following:
•
The Adviser uses the following potential ranges allocating the Fund’s assets among the Select Funds.
•
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk and Fixed Income Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES FOR THE CONSERVATIVE ALLOCATION FUND, BALANCED ALLOCATION FUND
AND GROWTH ALLOCATION FUND
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the sixth bullet point is deleted in its entirety, and the lead in sentence to the asset allocation target tables for the second bullet point and the third through fifth bullet points are deleted in their entirety and replaced with the following:
•
The Adviser uses the following potential ranges allocating the Fund’s assets among the Select Funds.
•
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Impact investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation;
•
Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, on pages 45, 52 and 59, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk, Equity Risk and Fixed Income Securities Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.

Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated December 1, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
III.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE AGGRESSIVE ALLOCATION FUND
Effective January 19, 2022, certain changes to the Principal Investment Strategies and Principal Investment Risks of the Aggressive Allocation Fund will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Aggressive Allocation Fund, on page 65, the sixth bullet point is deleted in its entirety, and the lead in sentence to the asset allocation targets table for the second bullet point and the third through fifth bullet points are deleted in their entirety and replaced with the following:
•
The Adviser uses the following potential ranges allocating the Fund’s assets among the Select Funds.
•
The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles); and
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and short-term investments such as money market instruments).
•
The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.
Under the heading “Principal Investment Risks” for the Aggressive Allocation Fund, beginning on page 65, the introductory paragraph, the first bullet point and the bullet point entitled Risk of Investing in Underlying Funds are deleted in their entirety and replaced with the following:
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including the risk of investing in Underlying Funds, Faith-Based Investing Risk and Equity Risk. Descriptions of these and other principal investment risks of investing in the Fund are provide below. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•
The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
•
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.